Revenue - Geographic location (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenue by geographic location
Revenue	$ 35,903	$ 1,878
Asia
Revenue by geographic location
Revenue	9,163	587
North America
Revenue by geographic location
Revenue	12,065	852
Africa
Revenue by geographic location
Revenue	14,639	357
Europe
Revenue by geographic location
Revenue	27	$ 82
Others
Revenue by geographic location
Revenue	$ 9